Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Awards. We generally seek to grant equity incentive awards on a regular and predictable cycle, and we have historically granted during the first quarter of each year. Our Compensation Committee establishes its schedule for granting annual LTI Awards several months in advance and does not grant such awards based on knowledge of material nonpublic information. Equity-based awards are occasionally granted at other times during the year, such as upon the hiring of a new employee or following the promotion of an employee.

Award Timing Method	We generally seek to grant equity incentive awards on a regular and predictable cycle, and we have historically granted during the first quarter of each year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our Compensation Committee establishes its schedule for granting annual LTI Awards several months in advance and does not grant such awards based on knowledge of material nonpublic information.